SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMMON STOCK SUBJECT TO REDEMPTION

As of March 31, 2026 and September 30, 2025, the common stock subject to redemption reflected in the balance sheets are reconciled in the following table:

Common stock subject to possible redemption, September 30, 2025	$15,983,315
Plus:
Remeasurement of carrying value to redemption value	121,098
Common stock subject to possible redemption, December 31, 2025	$16,104,413
Less:
Redemptions of Common Stock	(7,886,591)
Plus:
Remeasurement of carrying value to redemption value	108,311
Common stock subject to possible redemption, March 31, 2026	$8,326,133

As of September 30, 2025 and 2024, the common stock subject to redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Rights	(2,415,000)
Common stock issuance costs	(7,571,317)
Plus:
Remeasurement of carrying value to redemption value	12,952,678
Common stock subject to possible redemption, September 30, 2024	117,966,361
Less:
Redemptions of common stock	(106,131,025)
Plus:
Remeasurement of carrying value to redemption value	4,147,979
Common stock subject to possible redemption, September 30, 2025	$15,983,315

SCHEDULE OF BASIC AND DILUTED NET LOSS INCOME PER COMMON STOCK

The following table reflects the calculation of basic and diluted net (loss) income per common stock (in dollars, except per share amounts):

	For the Three Months Ended March 31,				For the Six Months Ended March 31,
	2026		2025		2026		2025
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income	$(162,136)	$(477,730)	$601,778	$222,348	$(179,312)	$(519,456)	$1,264,119	$467,075
Denominator:
Basic weighted-average shares outstanding	1,442,097	4,249,090	11,500,000	4,249,090	1,466,757	4,249,090	11,500,000	4,249,090
Basic and diluted net (loss) income per common share	$(0.11)	$(0.11)	$0.05	$0.05	$(0.12)	$(0.12)	$0.11	$0.11

The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):

	For the Year Ended September 30,
	2025		2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic net income per common share
Numerator:
Allocation of net income	$2,479,816	$936,353	$1,163,106	$704,281
Denominator:
Basic weighted-average shares outstanding	11,253,200	4,249,090	5,860,274	3,548,500
Basic net income per common share	$0.22	$0.22	$0.20	$0.20

	For the Year Ended September 30,
	2025		2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Diluted net income per common share
Numerator:
Allocation of net income	$2,479,816	$936,353	$1,138,010	$729,377
Denominator:
Diluted weighted average shares outstanding	11,253,200	4,249,090	5,860,274	3,755,982
Diluted net income per common share	$0.22	$0.22	$0.19	$0.19

GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF BASIC AND DILUTED NET LOSS INCOME PER COMMON STOCK

The following table sets forth the computation of basic and diluted net loss per share:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Net profit/(loss)	$(1,531,458)	$(404,924)
Weighted-average number of common shares outstanding	26,939,850	21,351,250
Basic and diluted net profit/(loss) per share	$(0.06)	$(0.02)

The following table sets forth the computation of basic and diluted net loss per share:

	2025	2024
Net loss	$(2,574,350)	$(6,341,243)
Weighted-average number of common shares outstanding	22,603,000	17,322,917
Basic and diluted net loss per share	$(0.11)	$(0.37)

SCHEDULE OF ESTIMATED PROPERTY PLANT AND EQUIPMENT USEFUL LIVES
Asset Category	Useful Life
Computer equipment	3 years
Furniture and fixtures	5 years
Office equipment	3 years
Leasehold improvements	Lesser of useful life or lease term